Interest in entities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders
Non-controlling shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and consolidate the following entities:

12.31.2022
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	43.5	(19.5)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.4	(2.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	33.1	11.8
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	0.7
EVE Holding Inc.	United States of America	89.7%	10.3%	20.1	(308.5)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				256.8

12.31.2021
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	54.0	(4.2)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	15.8	(2.4)
Embraer CAE Training Services	United States of America	51.0%	49.0%	27.3	8.9
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	(1.1)

				107.1

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial position of the most significant entity with non-controlling interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. and Eve Holding, Inc. respectively. Other entities combined represent less than 5% of consolidated profit before taxes on income.

•	OGMA - Indústria Aeronáutica de Portugal S.A.

	12.31.2022	12.31.2021
Cash and cash equivalents	5.9	38.8
Current assets	178.6	194.1
Non-current assets	74.9	65.4
Current liabilities	112.1	99.4
Non-current liabilities	17.0	5.9
Noncontrolling interest	43.5	54.0

	12.31.2022	12.31.2021	12.31.2020
Revenue	216.5	244.7	287.1
Net Income (loss) for the year	(19.5)	(4.2)	3.9

•	Eve Holding, Inc.

12.31.2022
Cash and cash equivalents	49.1
Current assets	337.5
Non-current assets	279.3
Current liabilities	98.2
Non-current liabilities	44.9
Noncontrolling interest	20.1
Net loss for the year	(377.8)